OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables And Prepayments
SCHEDULE OF INFORMATION ABOUT OTHER RECEIVABLES AND PREPAYMENTS
	As of December 31,
	2023	2022
	RMB’000	RMB’000
Prepaid expense and prepayments	14,485	13,269
Security deposit	-	109
Other receivables	5,895	5,802
	20,380	19,180